Financial Instrument Risk Management (Details) - Schedule of Contractual Maturities Financial Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Within one year [Member]
Financial Instrument Risk Management (Details) - Schedule of Contractual Maturities Financial Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 3,451,615	$ 2,717,269
Accounts payable – related party	32,702
Deferred revenue	138,889	199,410
Convertible promissory note	4,859,000
Convertible loans	77,428	75,238
Silent partnerships		965,335
Lease liabilities	288,463	285,354
Intellectual property acquisition liability - related party	238,839
Total	9,236,936	4,242,606
More than one year [Member]
Financial Instrument Risk Management (Details) - Schedule of Contractual Maturities Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Accounts payable – related party
Deferred revenue
Convertible promissory note
Convertible loans
Silent partnerships	1,030,166	943,214
Lease liabilities	812,910	771,457
Intellectual property acquisition liability - related party	726,977
Total	2,570,053	1,714,671
More than five years [Member]
Financial Instrument Risk Management (Details) - Schedule of Contractual Maturities Financial Liabilities [Line Items]
Accounts payable and accrued liabilities
Accounts payable – related party
Deferred revenue
Convertible promissory note
Convertible loans
Silent partnerships
Lease liabilities	352,813	187,659
Intellectual property acquisition liability - related party
Total	$ 352,813	$ 187,659